Supplement dated March 30, 2011 to Prospectuses dated May 1, 2010 for

PinnaclePlus Flexible Premium Variable Annuity

Issued by Integrity Life Insurance Company

Through its Separate Account I

This is a supplement to the prospectus identified above.  Please retain it for future reference.

The PinnaclePlus contract will no longer be available for sale on or after May 1, 2011.  This does not affect contracts sold prior to May 1, 2011.

Applications for the PinnaclePlus variable annuity must be received by us at our processing office, complete with all required documents and in good order, on or before April 29, 2011.